Other Income	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
OTHER INCOME	NOTE 9 — OTHER INCOME
	2026	2025	2024
Government grants	$1,470	$-	$2,052
Others	3,857	1,466	1,986
Total	$5,327	$1,466	$4,038